Label	Element	Value
T. Rowe Price Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund commenced operations on or following the date of this prospectus, there is no portfolio turnover information provided for the fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets. The fund may purchase the stocks of companies of any size and invest in any type of equity security, but its focus will typically be on common stocks of large-cap U.S. companies.

The fund seeks to achieve its objective by investing in a broad portfolio of U.S. large-cap stocks while using hedging strategies designed to mitigate tail risk (i.e., the threat of significant losses during an equity market drawdown) and provide strong risk-adjusted returns with lower volatility than the overall equity markets. The fund seeks to cushion volatility during equity market downturns and incorporate modest leverage in a way that preserves returns that may be generated from stock selection while reducing the volatility inherent in investments in equity securities over time.

While the adviser invests with an awareness of the outlook for certain industries and sectors, the adviser generally relies on fundamental, bottom-up research in selecting stocks for the fund. The adviser does not emphasize either a growth or value style of investing but generally seeks stocks that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation. Sector allocations are largely the result of the fund’s focus on bottom-up stock selection.

The fund incorporates hedging and tail risk mitigating strategies primarily through the use of a derivatives overlay that is generally designed to manage the fund’s overall volatility and correlation to equity markets. The derivatives overlay typically involves buying and/or selling futures and options that reference particular U.S. large-cap equity securities, broad equity indexes, and U.S. Treasury securities. However, other derivatives and strategies may be employed in efforts to mitigate tail risk or dampen the fund’s overall volatility.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Derivatives The fund’s use of derivatives, including futures and options, exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the fund. Derivatives may involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2023, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2023, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information will be available through troweprice.com.
T. Rowe Price Hedged Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.73%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	expenses are estimated for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	$ 233
T. Rowe Price Hedged Equity Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	expenses are estimated for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 210
T. Rowe Price Hedged Equity Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	expenses are estimated for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none

[1]	Other expenses are estimated for the current fiscal year.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2025) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2025, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety, although T. Rowe Price Associates, Inc. receives fees from managing other T. Rowe Price Funds that invest in the fund’s Z Class. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.